Commitments (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Operating	$ 43.7
Gas processing	592.0
Transportation	162.6
Capital	12.1
Total contractual commitments	810.4
Sublease income	18.9
1 year
Disclosure of maturity analysis of operating lease payments [line items]
Operating	4.1
Gas processing	63.1
Transportation	38.6
Capital	12.1
Total contractual commitments	117.9
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	14.3
Gas processing	116.3
Transportation	65.6
Capital	0.0
Total contractual commitments	196.2
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	9.2
Gas processing	88.3
Transportation	48.8
Capital	0.0
Total contractual commitments	146.3
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	16.1
Gas processing	324.3
Transportation	9.6
Capital	0.0
Total contractual commitments	$ 350.0